SHARE CAPITAL - Restricted Share Unit Plan (Details)		12 Months Ended
	Dec. 02, 2019	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Restricted Share Unit Plan
Vested		(772,334)	(50,986)
Restricted Share Unit Plan.
Restricted Share Unit Plan
Acquisition percentage	5.00%
AGM period	12 months
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period		778,014	152,956	0
Granted		2,900,000	706,044	152,956
Vested		(772,334)	(50,986)
Cancelled/Forfeited (in shares)		(251,999)	(30,000)
Number of other equity instruments outstanding in share-based payment arrangement at end of period		2,653,681	778,014	152,956
Weighted Average Grant Date Fair Value, Outstanding at the beginning of the period | $ / shares		$ 2.76	$ 2.98
Weighted Average Grant Date Fair Value, Granted | $ / shares		1.32	2.72	$ 2.98
Weighted Average Grant Date Fair Value, Vested | $ / shares		1.84	0.85
Cancelled/Forfeited (in dollars per shares) | $ / shares		1.81	2.74
Weighted Average Grant Date Fair Value, Outstanding at the end of the period | $ / shares		$ 1.65	$ 2.76	$ 2.98
Restricted stock
Restricted Share Unit Plan
Share based compensation recognized		$ 2,408,260	$ 973,219	$ 22,848
Total remaining unrecognized compensation cost		$ 1,222,145